Organization and Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]
1.	Organization and Significant Accounting Policies

Description of Business

SurePure Investment Holding AG (the “Company” or “SPI”) was incorporated in Switzerland in 2007. SPI is the holding company of the SurePure Group (the “Group”), which includes subsidiaries and other entities whose activities primarily benefit the Company.

The Group has developed the technology for using shortwave ultraviolet light (“UV-C”) to purify turbid liquids such as wine, fruit juice and milk. Although initially designed to treat food-grade applications, it has successfully been applied to liquids such as bovine blood plasma, water, brines and sugar syrup solutions. The Group holds international patents for this technology. The Group has been engaged in raising capital, continuing research and development of its technologies and process and developing markets for its products.

SurePure Operations AG (“SPO”), a wholly owned subsidiary of SPI, markets the products of the Group and earns its revenue by selling equipment utilizing the Group technology globally. SPO owns a patent for its technology in a number of countries.

SurePure Latin America Maqinas de Purificasao UVC Ltda. (“SPLA”), a wholly owned subsidiary of SPO, is not active.

Variable interest entities (“VIE’s”) are entities whose activities primarily benefit the Company and are primarily supported by the Company. SPI has variable interests in the following entities:

●	SurePure Holdings South Africa (Pty) Ltd (“SPHSA”) and its wholly-owned subsidiary SurePure Marketing South Africa (Pty) Ltd (“SPMSA”) hold the South African patent and market the products of the Group and earn revenue from selling equipment utilizing the SurePure technology. These companies were incorporated in 2005.

●	SurePure Participations AG (“SPP”), a minority stockholder of SPI, was incorporated in Switzerland in 2007 and is part of the common holding structure of the Group. SPP has no operations and all of its expenses have been and will continue to be paid by SPI.

Interests in these variable interest entities are consolidated with SPI because SPI is their primary beneficiary.

Basis of Presentation

The accompanying unaudited consolidated financial statements of SurePure Investment Holding AG and subsidiaries have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and with the requirements of Regulation S-X of the United States Securities and Exchange Commission (“SEC”) for interim financial information. Accordingly, they do not include all of the information and footnotes required by GAAP for complete annual consolidated financial statements.

The accompanying consolidated financial statements include the accounts and results of operations of SPI, and its subsidiaries and its VIE’s. The accompanying statements of operations, comprehensive income (loss), and cash flows present cumulative amounts from inception since, as a development stage entity, the Company is devoting most of its efforts to establishing its business.

The Group’s reporting currency is the United States Dollar (USD) and these consolidated financial statements are presented in USD.

Principles of Consolidation

The consolidated financial statements include the accounts of SPI and all entities of the Group in which a direct ownership or indirect controlling interest exists through voting rights or qualifying variable interests. All inter-group balances and transactions have been eliminated in the consolidation.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from those estimates.

Income Taxes

The Group accounts for income taxes using the liability method. Under this method, deferred income taxes are recognized based on the tax effects of temporary differences between the financial statement and tax bases of assets and liabilities, as measured by current enacted tax rates. Valuation allowances are recorded to reduce the deferred tax assets to an amount that will more likely than not provide a future tax benefit.

GAAP requires that, in applying the liability method, the consolidated financial statement effects of an uncertain tax position be recognized based on the outcome that is more likely than not to occur. Under this criterion, the most likely resolution of an uncertain tax position should be analyzed based on technical merits and one that will likely be sustained under examination. There have been no adjustments or disclosures related to uncertain tax positions necessary since the Company’s inception through September 30, 2012.

Accounts Receivable and Allowance for Doubtful Accounts

The Group performs regular credit evaluations of customers to which it provides sales on credit terms, and adjusts credit limits based on the customer’s payment history and reassessments of their creditworthiness. The Group continuously monitors its collections and establishes a provision for estimated doubtful accounts, if necessary. No allowance for doubtful accounts was deemed to be necessary at September 30, 2012 and December 31, 2011.

Property, Equipment and Related Depreciation

Property and equipment are recorded at cost, less accumulated depreciation. Cost includes the price paid to acquire the asset and any expenditures that substantially increase the asset’s value or extend the useful life of an existing asset. Depreciation is computed using the straight-line method over the estimated useful lives of the property and equipment. Major repairs and betterments that significantly extend original useful lives or improve productivity are capitalized and depreciated over the period benefited. Expenditures for routine repairs and maintenance are expensed as incurred. When property and equipment are retired or otherwise disposed of, the related cost and accumulated depreciation are removed from the respective accounts and any gain or loss is recognized in operations.

Depreciation is provided over the following estimated useful lives:

Plant machinery	3 to 5 years
Furniture and fixtures	3 to 5 years
Motor vehicles	5 years
Office and computer equipment	3 to 5 years

Intangible Assets

Intangible assets consist of patents in various countries around the world for the Company’s UV-C purification technology. The patents are initially recognized at their cost. The patents were purchased from a third party in 2005. The patents are being amortized on a straight-line basis over their remaining estimated useful lives of twelve years.

The Group evaluates the carrying value of its intangible assets for impairment at least annually or when events or changes in circumstances are identified by management that indicate that such carrying values may not be fully recoverable. The evaluation involves estimating the future undiscounted cash flows expected to be derived from the assets to assess whether or not a potential impairment exists. As a result of its evaluations, management determined that it was not necessary to recognize a loss on impairment of intangible assets for the three months and nine months ended September 30, 2012 and 2011. During the period from inception to September 30, 2012, impairment losses on intangible assets of $537,631 were recognized.

Fair Value of Financial Instruments

Financial instruments include accounts receivable, accounts payable and accrued expenses. As of September 30, 2012 and December 31, 2011, the carrying values of the financial instruments approximated their fair values due to the short-term nature of these instruments.

Revenue

Revenue is earned from sales of patented products and is recognized, net of returns and discounts, when persuasive evidence of an arrangement exists, delivery has occurred, the sales price is fixed or determinable and collectability is reasonably assured. These criteria are usually met upon delivery of the product to the customer, which is also when the risk of ownership and title passes to the customer.

Research and Development

Research and development costs are charged to expense as incurred.

Foreign Currency Translations

These consolidated financial statements are presented in USD, which is the Group’s reporting currency. The consolidated financial statements of the Group members have been translated into USD in accordance with GAAP. All assets and liability accounts on the consolidated balance sheets have been translated using the exchange rate in effect at the consolidated balance sheet date. Equity accounts have been translated at their historical rates when the capital transaction occurred. Income and expenses have been translated at the average exchange rates for the periods presented. Adjustments resulting from the translation of Group’s consolidated financial statements are included in consolidated other comprehensive income (loss). Actual transaction gains and losses are included in the consolidated statements of operations as incurred.

The functional currencies of the companies included in the Group are their respective local currencies. Accordingly, the Group is exposed to transaction gains and losses that result from changes in various foreign currency exchange rates.

Applicable functional currencies are:

SPI, SPO, and SPP	Swiss francs – CHF
SPLA	Brazilian Real – BRL
SPMSA and SPHSA	South African Rand – ZAR

Exchange rates used for conversion of foreign items to USD at the end of each period and the average for each period were:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,		December 31,
	2012	2011	2012	2011	2011

CHF:
Reporting date	1.0638	1.1144	1.0638	1.1144	1.0640
Average for period	1.0394	1.2251	1.0643	1.1432	N/A

BRL:
Reporting date	0.4929	0.5465	0.4929	0.5465	0.5357
Average for period	0.4927	0.6186	0.5228	0.6132	N/A

ZAR:
Reporting date	0.1202	0.1263	0.1202	0.1263	0.1228
Average for period	0.1210	0.1412	0.1242	0.1433	N/A

Fair Value of Financial Instruments

GAAP has established a framework for measuring fair value that is based on a hierarchy which prioritizes the inputs to valuation techniques according to the degree of objectivity necessary. The fair value hierarchy of the inputs to valuation techniques used to measure fair value is divided into three broad levels of objectivity:

Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

Level 3 inputs to the valuation methodology are unobservable and significant to the fair value measurement. They are based on best information available in the absence of level 1 and 2 inputs.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value as required by GAAP:

Cash: The carrying amount is the fair value because it is the basic financial instrument used to express fair value.

Accounts receivable and accounts payable: The carrying amounts approximate fair value because of the short-term duration of those instruments.

Loans payable: the carrying amount approximates fair value based on current market conditions and interest rates available to the Group for similar financial instruments.

Earnings (Loss) per Share

Basic and diluted earnings (loss) per share is computed by dividing net income or loss by the weighted average number of common shares outstanding during the period. Diluted earnings (loss) per share reflects the potential dilution that could occur if securities or other contracts to issue common stock, such as options, convertible notes and convertible preferred stock, were exercised or converted into common stock or could otherwise cause the issuance of common stock that then shared in earnings (loss). Such potential additional common shares are included in the computation of diluted earnings per share. The Company has no securities or other contracts to issue common stock that could cause any dilution of earnings. In addition, when there is a loss, diluted loss per share is not computed because any potential additional common shares would reduce the reported loss per share and therefore would have an anti-dilutive effect.

1.	Organization and Significant Accounting Policies

Description of Business

SurePure Investment Holding AG (the “Company” or “SPI”) was incorporated in Switzerland in 2007. SPI is the holding company of the SurePure Group (the “Group”), which includes subsidiaries and other entities whose activities primarily benefit the Company.

The Group has developed the technology for using UV-C light to purify turbid liquids such as wine, fruit juice and milk. Although initially designed to treat food-grade applications, it has successfully been applied to liquids such as bovine blood plasma, water, brines and sugar syrup solutions. The Group holds international patents for this technology. The Group has been engaged in raising capital, continuing research and development of its technologies and process and developing markets for its products.

SurePure Operations AG (“SPO”), a wholly owned subsidiary of SPI, markets the products of the Group and earns it revenue by selling equipment utilizing the Group technology globally. SPO owns a patent for its technology in a number of countries.

SurePure Latin America Maqinas de Purificasao UVC Ltda. (“SPLA”), a wholly owned subsidiary of SPO, is currently not active.

Variable interest entities (“VIE’s”) are entities whose activities primarily benefit the Company and are primarily supported by the Company. SPI has variable interests in the following entities:

●	SurePure Holdings South Africa (Pty) Ltd. (“SPHSA”) and its wholly owned subsidiary SurePure Marketing South Africa (Pty) Ltd. (“SPMSA”) hold the South African patent and market the products of the Group and earn revenue from selling equipment utilizing the SurePure technology. These companies were incorporated in 2005.

●	SurePure Participations AG (“SPP”), a minority stockholder of SPI, was incorporated in Switzerland in 2007 and is part of the common holding structure of the Group. SPP has no operations and all of its expenses have been and will continue to be paid by SPI.

Interests in these variable interest entities are consolidated with the SPI because SPI is their primary beneficiary.

Basis of Presentation

The accompanying consolidated financial statements of SurePure Investment Holding AG and subsidiaries have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

The accompanying consolidated financial statements include the accounts and results of operations of SPI, and its subsidiaries and its VIE’s. The accompanying statements of operations, comprehensive income (loss), and cash flows present cumulative amounts since inception since, as a development stage entity, the Company is devoting most of its efforts to establishing its business.

The Group’s reporting currency is the United States Dollar (USD) and these consolidated financial statements are presented in USD.

Principles of Consolidation

The consolidated financial statements include the accounts of SPI and all entities of the Group in which a direct ownership or indirect controlling interest exists through voting rights or qualifying variable interests. All inter-group balances and transactions have been eliminated in the consolidation.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from those estimates.

Income Taxes

The Group accounts for income taxes using the liability method. Under this method, deferred income taxes are recognized based on the tax effects of temporary differences between the financial statement and tax bases of assets and liabilities, as measured by current enacted tax rates. Valuation allowances are recorded to reduce the deferred tax assets to an amount that will more likely than not provide a future tax benefit.

GAAP requires that, in applying the liability method, the consolidated financial statement effects of an uncertain tax position be recognized based on the outcome that is more likely than not to occur. Under this criterion, the most likely resolution of an uncertain tax position should be analyzed based on technical merits and on that will likely be sustained under examination. There have been no adjustments or disclosures related to uncertain tax positions necessary since the Company’s inception through December 31, 2011.

Accounts Receivable and Allowance for Doubtful Accounts

The Group performs regular credit evaluations of customers to which it provides sales on credit terms, and adjusts credit limits based on the customer’s payment history and reassessments of their creditworthiness. The Group continuously monitors its collections and establishes a provision for estimated doubtful accounts, if necessary. No allowance for doubtful accounts was deemed to be necessary at December 31, 2011 and 2010.

Property, Equipment and Related Depreciation

Property and equipment are recorded at cost, less accumulated depreciation. Cost includes the price paid to acquire the asset and any expenditures that substantially increase the asset’s value or extend the useful life of an existing asset. Depreciation is computed using the straight-line method over the estimated useful lives of the property and equipment. Major repairs and betterments that significantly extend original useful lives or improve productivity are capitalized and depreciated over the period benefited. Expenditures for routine repairs and maintenance are expensed as incurred. When property and equipment are retired or otherwise disposed of, the related cost and accumulated depreciation are removed from the respective accounts and any gain or loss is recognized in operations.

Depreciation is provided over the following estimated useful lives:

Plant machinery	3 to 5 years
Furniture and fixtures	3 to 5 years
Motor vehicles	5 years
Office and computer equipment	3 to 5 years

Intangible Assets

Intangible assets consist of patents that are initially recognized at their cost. The patents were purchased from a third party in 2005. The patents are being amortized on a straight-line basis over their remaining estimated useful lives of twelve years.

The Group evaluates the carrying value of its intangible assets for impairment at least annually or when events or changes in circumstances are identified by management that indicate that such carrying values may not be fully recoverable. The evaluation involves estimating the future undiscounted cash flows expected to be derived from the assets to assess whether or not a potential impairment exists. As a result of its evaluations, management determined that it was not necessary to recognize a loss on impairment of intangible assets for the years ended December 31, 2011 and 2010. During the period from inception to December 31, 2011, impairment losses on intangible assets in the amount of $537,631 were recognized.

Fair Value of Financial Instruments

Financial instruments include accounts receivable, accounts payable and accrued expenses. As of December 31, 2011 and 2010, the carrying values of the financial instruments approximated their fair values due to the short-term nature of these instruments.

Revenue

Revenue is earned from sales of patented products and is recognized, net of returns and discounts, when persuasive evidence of an arrangement exists, delivery has occurred, the sales price is fixed or determinable and collectability is reasonably assured. These criteria are usually met upon delivery of the product to the customer, which is also when the risk of ownership and title passes to the customer.

Research and Development

Research and development costs are charged to expense as incurred.

Foreign Currency Translations

These consolidated financial statements are presented in USD, which is the Group’s reporting currency. The consolidated financial statements of the Group members have been translated into USD in accordance with GAAP. All assets and liability accounts on the consolidated balance sheets have been translated using the exchange rate in effect at the consolidated balance sheet date. Equity accounts have been translated at their historical rates when the capital transaction occurred. Income and expenses have been translated at the average exchange rates for the periods presented. Adjustments resulting from the translation of Group’s consolidated financial statements are included in consolidated other comprehensive income (loss). Actual transaction gains and losses are included in the consolidated statements of operations as incurred.

The functional currencies of the companies included in the Group are their respective local currencies. Accordingly, the Group is exposed to transaction gains and losses that result from changes in various foreign currency exchange rates.

Applicable functional currencies are:

SPI, SPO, and SPP	Swiss francs – CHF
SPLA	Brazilian Real – BRL
SPMSA and SPHSA	South African Rand – ZAR

Exchange rates used for conversion of foreign items to USD at the end of each period and the average for the period were:

	2011	2010
CHF:
Reporting date	1.0640	1.0629
Average for period	1.1331	0.9608

BRL:
Reporting date	0.5357	0.5986
Average for period	0.5998	0.5662

ZAR:
Reporting date	0.1228	0.1504
Average for period	0.1385	0.1373

Fair Value of Financial Instruments

GAAP has established a framework for measuring fair value that is based on a hierarchy which prioritizes the inputs to valuation techniques according to the degree of objectivity necessary. The fair value hierarchy of the inputs to valuation techniques used to measure fair value is divided into three broad levels of objectivity:

Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

Level 3 inputs to the valuation methodology are unobservable and significant to the fair value measurement. They are based on best information available in the absence of level 1 and 2 inputs.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value as required by GAAP:

Cash: The carrying amount is the fair value because it is the basic financial instrument used to express fair value.

Accounts receivable and accounts payable: The carrying amounts approximate fair value because of the short-term duration of those instruments.

Loans payable: The carrying amount approximates fair value based on current market conditions and interest rates available to the Group for similar financial instruments.

Earnings (Loss) per Share

Basic and diluted earnings (loss) per share is computed by dividing net income or loss by the weighted average number of common shares outstanding during the period. Diluted earnings (loss) per share reflects the potential dilution that could occur if securities or other contracts to issue common stock, such as options, convertible notes and convertible preferred stock, were exercised or converted into common stock or could otherwise cause the issuance of common stock that then shared in earnings (loss). Such potential additional common shares are included in the computation of diluted earnings per share. The Company has no securities or other contracts to issue common stock that could cause any dilution of earnings. In addition, when there is a loss, diluted loss per share is not computed because any potential additional common shares would reduce the reported loss per share and therefore have an anti-dilutive effect.